Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
12. Earnings per share

Accounting policy
Headline earnings is presented as an additional earnings number allowed by IAS 33 Earnings per Share (IAS 33) and is calculated based on the requirements set out in SAICA Circular 1/2021. Earnings, as determined in IAS 33, is the starting point and certain remeasurements net of related tax (current and deferred) and NCI are excluded. A remeasurement is an amount recognised in profit or loss relating to any change (whether realised or unrealised) in the carrying amount of an asset or liability that arose after the initial recognition of such asset or liability.

12.1 Basic earnings per share
Basic earnings per share (EPS) is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2021	2020	2019
Weighted average number of shares
Ordinary shares in issue (’000)	2,808,406	2,923,571	2,670,030
Adjustment for weighting of ordinary shares in issue (’000)	90,398	(194,680)	(162,447)
Weighted average number of shares (’000)	2,898,804	2,728,891	2,507,583
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	33,054	29,312	62
Basic EPS (cents)	1,140	1,074	2
12.2 Diluted earnings per share
Diluted EPS is calculated by dividing the profit attributable to owners of Sibanye-Stillwater by the diluted number of ordinary shares in issue during the year.
Dilutive shares are the number of potentially dilutive ordinary shares that could be issued as a result of share awards granted to employees under the equity-settled share-based payment schemes (refer note 6). The US$ Convertible Bond was converted during October 2020 and was antidilutive for the years ended 31 December 2020 and 2019.

	2021	2020	2019
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,898,804	2,728,891	2,507,583
Potential ordinary shares (’000)	28,442	49,061	71,371
Diluted weighted average number of shares (’000)	2,927,246	2,777,952	2,578,954
Diluted basic EPS (cents)	1,129	1,055	2
12.3 Headline earnings per share
Headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.
Reconciliation of profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million – SA rand unless otherwise stated	Notes	Gross	Net of tax
2021
Profit attributable to owners of Sibanye-Stillwater			33,054
Gain on disposal of property, plant and equipment		(36)	(27)
Impairments	10	5,148	3,861
Profit on sale of St Helena		(16)	(12)
Derecognition of property, plant and equipment in Marathon project	14	2	2
Re-measurement items, attributable to NCI			—
Headline earnings			36,878
Weighted average number of shares (’000)			2,898,804
Headline EPS (cents)			1,272
2020
Profit attributable to owners of Sibanye-Stillwater			29,312
Gain on disposal of property, plant and equipment		(99)	(74)
Reversal of impairment	10	(121)	(121)
Derecognition of property, plant and equipment in Marathon project	14	37	28
Re-measurement items, attributable to NCI			1
Headline earnings			29,146
Weighted average number of shares (’000)			2,728,891
Headline EPS (cents)			1,068
2019
Profit attributable to owners of Sibanye-Stillwater			62
Gain on disposal of property, plant and equipment		(77)	(58)
Impairments	10	86	67
Impairment of equity accounted associate		21	21
Gain on acquisition	16.1	(1,103)	(1,103)
Re-measurement items, attributable to NCI			3
Headline earnings			(1,008)
Weighted average number of shares (’000)			2,507,583
Headline EPS (cents)			(40)
12.4 Diluted headline earnings per share
Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2021	2020	2019
Diluted headline earnings (R' million)	36,878	29,146	(1,008)
Diluted weighted average number of shares (’000)	2,927,246	2,777,952	2,578,954
Diluted headline EPS (cents)	1,260	1,049	(40)